Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation. The condensed consolidated financial statements include the accounts of the Partnership, the Operating Partnership and all of its direct and indirect subsidiaries. All significant intercompany transactions and account balances have been eliminated. The Partnership consolidates the results of operations, financial condition and cash flows of the Operating Partnership as a result of the Partnership's 100% limited partner interest in the Operating Partnership.
The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). They include all adjustments that the Partnership considers necessary for a fair statement of the results for the interim periods presented. Such adjustments consist only of normal recurring items, unless otherwise disclosed. These financial statements should be read in conjunction with the financial statements included in the Partnership's Annual Report on Form 10-K for the fiscal year ended September 24, 2011. Due to the seasonal nature of the Partnership's operations, the results of operations for interim periods are not necessarily indicative of the results to be expected for a full year.

Principles of Consolidation.  The consolidated financial statements include the accounts of the Partnership, the Operating Partnership and all of its direct and indirect subsidiaries.  All significant intercompany transactions and account balances have been eliminated.  The Partnership consolidates the results of operations, financial condition and cash flows of the Operating Partnership as a result of the Partnership's 100% limited partner interest in the Operating Partnership.

Fiscal Period
Fiscal Period. The Partnership uses a 52/53 week fiscal year which ends on the last Saturday in September. The Partnership's fiscal quarters are generally 13 weeks in duration. When the Partnership's fiscal year is 53 weeks long, the corresponding fourth quarter is 14 weeks in duration.

Fiscal Period.  The Partnership uses a 52/53 week fiscal year which ends on the last Saturday in September.  The Partnership's fiscal quarters are generally 13 weeks in duration.  When the Partnership's fiscal year is 53 weeks long, the corresponding fourth quarter is 14 weeks in duration.

Revenue Recognition
Revenue Recognition. Sales of propane, fuel oil and refined fuels are recognized at the time product is delivered to the customer. Revenue from the sale of appliances and equipment is recognized at the time of sale or when installation is complete, as applicable. Revenue from repairs, maintenance and other service activities is recognized upon completion of the service. Revenue from service contracts is recognized ratably over the service period. Revenue from the natural gas and electricity business is recognized based on customer usage as determined by meter readings for amounts delivered, some of which may be unbilled at the end of each accounting period. Revenue from annually billed tank fees is deferred at the time of billing and recognized on a straight-line basis over one year.

Revenue Recognition.  Sales of propane, fuel oil and refined fuels are recognized at the time product is delivered to the customer.  Revenue from the sale of appliances and equipment is recognized at the time of sale or when installation is complete, as applicable.  Revenue from repairs, maintenance and other service activities is recognized upon completion of the service.  Revenue from service contracts is recognized ratably over the service period.  Revenue from the natural gas and electricity business is recognized based on customer usage as determined by meter readings for amounts delivered, some of which may be unbilled at the end of each accounting period.  Revenue from annually billed tank fees is deferred at the time of billings and recognized on a straight-line basis over one year.

Fair Value Measurements
Fair Value Measurements. The Partnership measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability.
The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

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Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Fair Value Measurements.  The Partnership measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market.  The principal market is the market with the greatest level of activity and volume for the asset or liability.

The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values.  The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Business Combinations
Business Combinations.  At the beginning of fiscal 2010, the Partnership adopted revised accounting guidance concerning business combinations.  The Partnership accounts for business combinations using the purchase method and accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date.  Goodwill represents the excess of the purchase price over the fair value of the net assets acquired, including the amount assigned to identifiable intangible assets.  The primary drivers that generate goodwill are the value of synergies between the acquired entities and the Partnership and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset.  Identifiable intangible assets with finite lives are amortized over their useful lives.  The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.  The Partnership expenses all acquisition-related costs as incurred.  Certain provisions of the revised guidance, in particular one related to the accounting for acquired tax benefits, are required to be applied regardless of when the business combination occurred.  Therefore, to the extent the Partnership's Corporate Entities generate taxable profits that enable the utilization of tax benefits acquired in prior business combinations, the corresponding reduction in the valuation allowance will be recorded as a reduction in the provision for income taxes.  Previously, such valuation allowance reductions were recorded as a reduction to goodwill.

Use of Estimates
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates have been made by management in the areas of depreciation and amortization of long-lived assets, insurance and litigation reserves, severance benefits, pension and other postretirement benefit liabilities and costs, purchase accounting, valuation of derivative instruments, asset valuation assessments, tax valuation allowances, as well as the allowance for doubtful accounts. Actual results could differ from those estimates, making it reasonably possible that a change in these estimates could occur in the near term.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates have been made by management in the areas of self-insurance and litigation reserves, pension and other postretirement benefit liabilities and costs, valuation of derivative instruments, depreciation and amortization of long-lived assets, asset impairment assessments, tax valuation allowances and allowances for doubtful accounts.  Actual results could differ from those estimates, making it reasonably possible that a material change in these estimates could occur in the near term.

Cash and Cash Equivalents
Cash and Cash Equivalents.  The Partnership considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.  The carrying amount approximates fair value because of the short maturity of these instruments.

Inventories
Inventories.  Inventories are stated at the lower of cost or market.  Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities.

Commodity Price Risk.  Given the retail nature of its operations, the Partnership maintains a certain level of priced physical inventory to ensure its field operations have adequate supply commensurate with the time of year.  The Partnership's strategy is to keep its physical inventory priced relatively close to market for its field operations.  The Partnership enters into a combination of exchange-traded futures and option contracts and, in certain instances, over-the-counter option contracts (collectively, “derivative instruments”) to hedge price risk associated with propane and fuel oil physical inventories, as well as future purchases of propane or fuel oil used in its operations and to ensure adequate supply during periods of high demand.  Under this risk management strategy, realized gains or losses on derivative instruments will typically offset losses or gains on the physical inventory once the product is sold.  All of the Partnership's derivative instruments are reported on the consolidated balance sheet at their fair values.  In addition, in the course of normal operations, the Partnership routinely enters into contracts such as forward priced physical contracts for the purchase or sale of propane and fuel oil that qualify for and are designated as normal purchase or normal sale contracts.  Such contracts are exempted from the fair value accounting requirements and are accounted for at the time product is purchased or sold under the related contract.  The Partnership does not use derivative instruments for speculative trading purposes.  Market risks associated with futures, options and forward contracts are monitored daily for compliance with the Partnership's Hedging and Risk Management Policy which includes volume limits for open positions.  Priced on-hand inventory is also reviewed and managed daily as to exposures to changing market prices.

On the date that futures, options and forward contracts are entered into, other than those designated as normal purchases or normal sales, the Partnership makes a determination as to whether the derivative instrument qualifies for designation as a hedge.  Changes in the fair value of derivative instruments are recorded each period in current period earnings or other comprehensive income (“OCI”), depending on whether the derivative instrument is designated as a hedge and, if so, the type of hedge.  For derivative instruments designated as cash flow hedges, the Partnership formally assesses, both at the hedge contract's inception and on an ongoing basis, whether the hedge contract is highly effective in offsetting changes in cash flows of hedged items.  Changes in the fair value of derivative instruments designated as cash flow hedges are reported in OCI to the extent effective and reclassified into earnings during the same period in which the hedged item affects earnings.  The mark-to-market gains or losses on ineffective portions of cash flow hedges are recognized in earnings immediately.  Changes in the fair value of derivative instruments that are not designated as cash flow hedges, and that do not meet the normal purchase and normal sale exemption, are recorded within earnings as they occur.  Cash flows associated with derivative instruments are reported as operating activities within the consolidated statement of cash flows.

Interest Rate Risk.  A portion of the Partnership's borrowings bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus an applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus ½ of 1% or the agent bank's prime rate, or LIBOR plus 1%, plus the applicable margin.  The applicable margin is dependent on the level of the Partnership's total leverage (the ratio of total debt to income before deducting interest expense, income taxes, depreciation and amortization (“EBITDA”)).  Therefore, the Partnership is subject to interest rate risk on the variable component of the interest rate.  The Partnership manages part of its variable interest rate risk by entering into interest rate swap agreements. The interest rate swaps have been designated as, and are accounted for as, cash flow hedges.  The fair value of the interest rate swaps are determined using an income approach, whereby future settlements under the swaps are converted into a single present value, with fair value being based on the value of current market expectations about those future amounts.  Changes in the fair value are recognized in OCI until the hedged item is recognized in earnings.  However, due to changes in the underlying interest rate environment, the corresponding value in OCI is subject to change prior to its impact on earnings.

Long-Lived Assets
Long-Lived Assets.

Property, plant and equipment.  Property, plant and equipment are stated at cost.  Expenditures for maintenance and routine repairs are expensed as incurred while betterments are capitalized as additions to the related assets and depreciated over the asset's remaining useful life.  The Partnership capitalizes costs incurred in the acquisition and modification of computer software used internally, including consulting fees and costs of employees dedicated solely to a specific project.  At the time assets are retired, or otherwise disposed of, the asset and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized within operating expenses.  Depreciation is determined under the straight-line method based upon the estimated useful life of the asset as follows:

Buildings	40 Years
Building and land improvements	20-40 Years
Transportation equipment	3-20 Years
Storage facilities	7-40 Years
Office equipment	5-10 Years
Tanks and cylinders	15-40 Years
Computer software	3-7 Years

The weighted average estimated useful life of the Partnership's tanks and cylinders is approximately 27 years.

The Partnership reviews the recoverability of long-lived assets when circumstances occur that indicate that the carrying value of an asset may not be recoverable.  Such circumstances include a significant adverse change in the manner in which an asset is being used, current operating losses combined with a history of operating losses experienced by the asset or a current expectation that an asset will be sold or otherwise disposed of before the end of its previously estimated useful life.  Evaluation of possible impairment is based on the Partnership's ability to recover the value of the asset from the future undiscounted cash flows expected to result from the use and eventual disposition of the asset.  If the expected undiscounted cash flows are less than the carrying amount of such asset, an impairment loss is recorded as the amount by which the carrying amount of an asset exceeds its fair value.  The fair value of an asset will be measured using the best information available, including prices for similar assets or the result of using a discounted cash flow valuation technique.

Goodwill
Goodwill.  Goodwill represents the excess of the purchase price over the fair value of net assets acquired.  Goodwill is subject to an impairment review at a reporting unit level, on an annual basis in August of each year, or when an event occurs or circumstances change that would indicate potential impairment.  The Partnership assesses the carrying value of goodwill at a reporting unit level based on an estimate of the fair value of the respective reporting unit.  Fair value of the reporting unit is estimated using discounted cash flow analyses taking into consideration estimated cash flows in a ten-year projection period and a terminal value calculation at the end of the projection period.  If the fair value of the reporting unit exceeds its carrying value, the goodwill associated with the reporting unit is not considered to be impaired.  If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized to the extent that the carrying amount of the associated goodwill, if any, exceeds the implied fair value of the goodwill.

Other Intangible Assets
Other Intangible Assets.  Other intangible assets consist of customer lists, tradenames, non-compete agreements and leasehold interests.  Customer lists and tradenames are amortized under the straight-line method over the estimated period for which the assets are expected to contribute to the future cash flows of the reporting entities to which they relate, ending periodically between fiscal years 2012 and 2021.  Non-compete agreements are amortized under the straight-line method over the periods of the related agreements.  Leasehold interests are amortized under the straight-line method over the shorter of the lease term or the useful life of the related assets, through fiscal 2025.

Accrued Insurance
Accrued Insurance.  Accrued insurance represents the estimated costs of known and anticipated or unasserted claims for self-insured liabilities related to general and product, workers' compensation and automobile liability.  Accrued insurance provisions for unasserted claims arising from unreported incidents are based on an analysis of historical claims data.  For each claim, the Partnership records a provision up to the estimated amount of the probable claim utilizing actuarially determined loss development factors applied to actual claims data. The Partnership maintains insurance coverage such that its net exposure for insured claims is limited to the insurance deductible, claims above which are paid by the Partnership's insurance carriers.  For the portion of the estimated liability that exceeds insurance deductibles, the Partnership records an asset related to the amount of the liability expected to be covered by insurance.

Customer Deposits and Advances
Customer Deposits and Advances.  The Partnership offers different payment programs to its customers including the ability to prepay for usage and to make equal monthly payments on account under a budget payment plan.  The Partnership establishes a liability within customer deposits and advances for amounts collected in advance of deliveries.

Income Taxes
Income Taxes. As discussed in Note 1, the Partnership structure consists of two limited partnerships, the Partnership and the Operating Partnership, and the Corporate Entities.  For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership and the Operating Partnership are included in the tax returns of the individual partners.  As a result, except for certain states that impose an income tax on partnerships, no income tax expense is reflected in the Partnership's consolidated financial statements relating to the earnings of the Partnership and the Operating Partnership.  The earnings attributable to the Corporate Entities are subject to federal and state income tax.  Net earnings for financial statement purposes may differ significantly from taxable income reportable to Common Unitholders as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under the Partnership Agreement.

Income taxes for the Corporate Entities are provided based on the asset and liability approach to accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted.  A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets when it is more likely than not that the full amount will not be realized.

Loss Contingencies
Loss Contingencies.  In the normal course of business, the Partnership is involved in various claims and legal proceedings.  The Partnership records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated.  The liability includes probable and estimable legal costs to the point in the legal matter where the Partnership believes a conclusion to the matter will be reached.  When only a range of possible loss can be established, the most probable amount in the range is accrued.  If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued.

Asset Retirement Obligations
Asset Retirement Obligations.  Asset retirement obligations apply to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.  The Partnership has recognized asset retirement obligations for certain costs to remove and properly dispose of underground and aboveground fuel oil storage tanks and contractually mandated removal of leasehold improvements.

The Partnership records a liability at fair value for the estimated cost to settle an asset retirement obligation at the time that liability is incurred, which is generally when the asset is purchased, constructed or leased. The Partnership records the liability, which is referred to as the asset retirement obligation, when it has a legal obligation to incur costs to retire the asset and when a reasonable estimate of the fair value of the liability can be made.  If a reasonable estimate cannot be made at the time the liability is incurred, the Partnership records the liability when sufficient information is available to estimate the liability's fair value.

Unit-Based Compensation
Unit-Based Compensation.  The Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity or equity-based compensation based on the grant date fair value of the award.  The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.

Costs and Expenses
Costs and Expenses. The cost of products sold reported in the consolidated statements of operations represents the weighted average unit cost of propane, fuel oil and refined fuels, as well as the cost of natural gas and electricity sold, including transportation costs to deliver product from the Partnership's supply points to storage or to the Partnership's customer service centers.  Cost of products sold also includes the cost of appliances, equipment and related parts sold or installed by the Partnership's customer service centers computed on a basis that approximates the average cost of the products.  Unrealized (non-cash) gains or losses from changes in the fair value of commodity derivative instruments that are not designated as cash flow hedges are recorded in each reporting period within cost of products sold.  Cost of products sold is reported exclusive of any depreciation and amortization as such amounts are reported separately within the consolidated statements of operations.

All other costs of operating the Partnership's retail propane, fuel oil and refined fuels distribution and appliance sales and service operations, as well as the natural gas and electricity marketing business, are reported within operating expenses in the consolidated statements of operations.  These operating expenses include the compensation and benefits of field and direct operating support personnel, costs of operating and maintaining the vehicle fleet, overhead and other costs of the purchasing, training and safety departments and other direct and indirect costs of operating the Partnership's customer service centers.

All costs of back office support functions, including compensation and benefits for executives and other support functions, as well as other costs and expenses to maintain finance and accounting, treasury, legal, human resources, corporate development and the information systems functions are reported within general and administrative expenses in the consolidated statements of operations.

Net Income Per Unit
Net Income Per Unit.  Computations of basic income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units, and vested (and unissued) restricted units granted under the Partnership's Restricted Unit Plans, as defined below, to retirement-eligible grantees. Computations of diluted income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units and unissued restricted units granted under the Restricted Unit Plans.  In computing diluted net income per Common Unit, weighted average units outstanding used to compute basic net income per Common Unit were increased by 198,298, 238,589 and 180,789 units for fiscal 2011, 2010 and 2009, respectively, to reflect the potential dilutive effect of the unvested restricted units outstanding using the treasury stock method.

Reclassifications
Reclassifications and Revisions.  Certain prior period amounts have been reclassified to conform with the current period presentation.  In addition, other assets were increased by $654 and other liabilities were increased by $2,835, with a corresponding decrease of $2,181 to common unitholders as of September 27, 2008 to record an asset and a liability that were not included in the consolidated balance sheet in prior years.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements.  In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update to provide guidance on achieving a consistent definition of and common requirements for fair value measurement and related disclosure requirements in US GAAP.  The new guidance requires quantitative information about unobservable inputs, valuation processes and sensitivity analysis associated with fair value measurements categorized within Level 3 of the fair value hierarchy, and is effective prospectively during interim and annual periods beginning after December 15, 2011, which will be the second quarter of the Partnership's 2012 fiscal year.  Early adoption is not permitted.  No material impact is expected on the Partnership's consolidated financial position, results of operations and cash flows.

In June 2011, the FASB issued an accounting standard update to provide guidance on increasing the prominence of items reported in other comprehensive income.  This update eliminates the option to present components of other comprehensive income as part of the statement of partners' capital and requires that the total of comprehensive income, the components of net income and the components of other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Early adoption of this updated guidance is permitted, and it becomes effective retrospectively during interim and annual periods beginning after December 15, 2011, which will be the second quarter of the Partnership's 2012 fiscal year.  This update does not change the items that must be reported in other comprehensive income.

In September 2011, the FASB issued a revised accounting standard allowing companies to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a more detailed two-step goodwill impairment test would be performed to identify a potential goodwill impairment and measure the amount of loss to be recognized, if any.  The standard will be effective for annual and interim goodwill impairment tests performed after December 31, 2011, with early adoption permitted.  The adoption of this standard is not expected to impact the Partnership's financial position, results of operations or cash flows.

Subsequent Events
Subsequent Events.  The Partnership has evaluated all subsequent events that occurred after the balance sheet date through the date its financial statements were issued, and concluded there were no events or transactions occurring during this period that required recognition or disclosure in its financial statements.